Share-based payments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of details of expense from performance rights, options and warrants

Details of the expense arising from performance rights, options and warrants:

	March 31, 2025	March 31, 2024
	($)	($)

ESOP	741,832	1,388,497
Advisor Options (1)	-	1,086,937
Reach	34,937	34,937
Warrants (2)	-	253,391
Over allotment Option (3)	-	163,794
EIP (4)	1,336,382	723,420
Total Share based payments*	2,113,151	3,650,976

1.	Note that 327,142 Advisor Options vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited. At March 31, 2024, nil remaining Advisor Options were on issue.

2.	Note that this expense is pertaining to the issuance of warrants (equating to 65,000 Ordinary Shares on exercise) to the Underwriter as part of the underwriting agreement. These Warrants will be exercisable at any time and from time to time, in whole or in part, during the four and a half year period commencing 180 days from the commencement of sales of the securities in the Offering, at a price per share equal to 125.0% of the public offering price per share of common stock at the Offering. The issuance acts as additional compensation for ThinkEquity services that would be rendered over a 24 month period from the Closing of the initial public offering. As these services vary and are not for a specific service, the fair value of this allocation cannot be estimated reliably. Thereby, the fair value of these warrants at grant date were calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.

3.	Note that this expense is pertaining to the option granted to the underwriter, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15% of the total number of Shares to be offered by the company in the offering, solely for the purpose of covering over-allotments. This over-allotment option (not a service) essentially granted the underwriter the right to sell more shares than originally planned if the demand for a security issue proves higher than expected. The fair value of this service cannot be estimated reliably as the exercise was subjective on share price performance and/or timing. Thereby, the fair value of these options at grant date were calculated using the Black-Scholes model. The Company used valuations specialists to perform these valuations. In addition, please note that these options have not been exercised and the 45-day limit has expired.

Note 16. Share-based payments - continued

4.	Note the expense is pertaining to options issued to Eligible Participants as per the EIP. Included in the expense for EIP is Conor McGregor’s Ambassador Agreement. In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.

Details of the expense arising from performance rights, options and warrants:

	2024 $	2023 $	2022 $

ESOP	1,851,329	1,052,245	914,682
Advisor Options (1)	1,086,938	1,164,524	632,301
Reach	46,584	148,615	-
Warrants (2)	253,391	-	-
Over allotment Option (3)	163,794	-	-
RSU	1,119,562	-	-
Total Share based payments*	4,521,598	2,365,384	1,546,983

1.	Note that 327,142 Advisor Options vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited. At June 30, 2024, nil remaining Advisor Options were on issue.

Note 22. Share-based payments - continued

2.	Note that this expense is pertaining to the issuance of warrants (equating to 65,000 Ordinary Shares on exercise) to the Underwriter as part of the underwriting agreement. These Warrants will be exercisable at any time and from time to time, in whole or in part, during the four and a half year period commencing 180 days from the commencement of sales of the securities in the Offering, at a price per share equal to 125.0% of the public offering price per share of common stock at the Offering. The issuance acts as additional compensation for ThinkEquity services that would be rendered over a 24 month period from the Closing of the initial public offering. As these services vary and are not for a specific service, the fair value of this allocation cannot be estimated reliably. Thereby, the fair value of these warrants at grant date were calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.

3.	Note that this expense is pertaining to the option granted to the underwriter, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15% of the total number of Shares to be offered by the company in the offering, solely for the purpose of covering over-allotments. This over-allotment option essentially granted the underwriter the right to sell more shares than originally planned if the demand for a security issue proves higher than expected. The fair value of this service cannot be estimated reliably as the exercise was subjective on share price performance and/or timing. Thereby, the fair value of these options at grant date were calculated using the Black-Scholes model. The Company used valuations specialists to perform these valuations. In addition, please note that these options have not been exercised and the 45-day limit has expired.

Schedule of share options outstanding

Details of the number of share options outstanding during the year, are as follows:

	ESOP		ADVISOR
	March 31, 2025	June 30, 2024	March 31, 2024	June 30, 2024
Beginning of period	784,098	784,098	-	344,055
Granted during the period	-	-	-	-
Forfeited/expired during the period	-	-	-	(16,913)
Exercised during the period	(6,994)	-	-	(327,142)
End of the period	777,104	784,098	-	-

	Reach		EIP
	March 31, 2025	June 30, 2024	March 31, 2025		June 30, 2024
Beginning of period	45,794	45,794	630,729		-
Granted during the period	-	-	1,247,810	*	630,729
Forfeited/expired during the period	-	-	(77,500)		-
Exercised during the period	-	-	(190,000	)*	-
End of the period	45,794	45,794	1,611,039		630,729

*	Included in March 31,2025 is Conor McGregor’s Ambassador Agreement. In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.

	Over Allotment Option		Warrants
	March 31, 2025	June 30, 2024	March 31, 2025	June 30, 2024
Beginning of period	-	-	65,000	-
Granted during the period	-	195,000	-	65,000
Forfeited/expired during the period	-	(195,000)	-	-
Exercised during the period	-	-	-	-
End of the period	-	-	65,000	65,000

	March 31, 2025	June 30, 2024
Total beginning of period	1,525,621	1,173,947
Total granted during the period	1,247,810	890,729
Total forfeited/expired during the period	(77,500)	(211,913)
Total exercised during the period	(196,994)	(327,142)
Total end of the period	2,498,937	1,525,621

Details of the number of share options outstanding during the year, adjusted to account for the 4-for-5 reverse share split, are as follows:

ESOP
	2024	2023	2022
Beginning of period	784,098	556,074	-
Granted during the period	-	312,886	556,074
Forfeited/expired during the period	-	(84,862)	-
Exercised during the period	-	-	-
End of the period	784,098	784,098	556,074

Advisor
	2024	2023	2022
Beginning of period	344,055	312,362	-
Granted during the period	-	31,693	312,362
Forfeited/expired during the period	(16,913)	-	-
Exercised during the period	(327,142)	-	-
End of the period	-	344,055	312,362

Reach
	2024	2023	2022
Beginning of period	45,794	-	-
Granted during the period	-	45,794	-
Forfeited/expired during the period	-	-	-
Exercised during the period	-	-	-
End of the period	45,794	45,794	-

RSU
	2024	2023	2022
Beginning of period	-	-	-
Granted during the period	630,729	-	-
Forfeited/expired during the period	-	-	-
Exercised during the period	-	-	-
End of the period	630,729	-	-

Over Allotment Option
	2024	2023	2022
Beginning of period	-	-	-
Granted during the period	195,000	-	-
Forfeited/expired during the period	(195,000)	-	-
Exercised during the period	-	-	-
End of the period	-	-	-

Warrants
	2024	2023	2022
Beginning of period	-	-	-
Granted during the period	65,000	-	-
Forfeited/expired during the period	-	-	-
Exercised during the period	-	-	-
End of the period	65,000	-	-

Total
	2024	2023	2022
Total beginning of period	1,173,947	868,436	-
Total granted during the period	890,729	390,373	868,436
Total forfeited/expired during the period	(211,913)	(84,862)	-
Total exercised during the period	(327,142)	-	-
Total end of the period	1,525,621	1,173,947	868,436

Schedule of model inputs for options granted

The model inputs for options granted during the reporting periods include:

Grant Date	Exercise price	Term	Spot Price	Share price volatility	Expected Dividend yield	Risk free interest rate
ESOP
31 Aug 2021	$0.62	3 years	$5.72	67.3%	0.0%	0.2%
31 Aug 2021	$5.72	3 years	$5.72	67.3%	0.0%	0.2%
1 March 2022	$0.62	3 years	$18.51	66.4%	0.0%	1.5%
23 Feb 2023	$0.23	3.0 years	$5.72	64.5%	0.0%	3.6%

ADVISOR
21 Aug 2021	$0.62	2.86 years	$5.72	66.6%	0.0%	0.5%
21 Aug 2021	$0.01	2.86 years	$5.72	66.6%	0.0%	0.5%
21 Aug 2022	$0.01	4.90 years	$10.80	65.4%	0.0%	3.0%
REACH
13 Feb 2023	$5.72	3.30 years	$5.72	65.4%	0.0%	3.5%
9 June 2023	$6.73	3.15 years	$6.12	60.1%	0.0%	3.8%
EIP
10 Oct 2023	-	3 years	$7.64	N/A	0%	N/A
1 Mar 2024	-	3 years	$7.52	N/A	0%	N/A
1 Jul 2024	-	1 years	$3.26	N/A	0%	N/A
13 Sept 2024	-	3 years	$1.81	N/A	0%	N/A
4 Oct 2024	-	3 years	$2,64	N/A	0%	N/A
4 Nov 2024	-	3 years	$2,35	N/A	0%	N/A
3 Jan 2025	-	1 years	$1.11	N/A	0%	N/A
6 Mar 2025	-	0 years	$0.81	N/A	0%	N/A
3 Feb 2025	-	1 year	$0.61	N/A	0%	N/A
Warrants
27 March 2024	US$6.25	5 years	$5.00	62.9%	0%	3.7%
Over allotment
27 March 2024	$5.00	0.12 years	$5.00	46%	0%	3.7%

The model inputs for options granted during the reporting periods include:

Grant Date	Exercise price	Term	Spot Price	Share price volatility	Expected Dividend yield	Risk free interest rate
ESOP
31 Aug 2021	$0.62	3 years	$5.72	67.3%	0.0%	0.2%
31 Aug 2021	$5.72	3 years	$5.72	67.3%	0.0%	0.2%
1 March 2022	$0.62	3 years	$18.51	66.4%	0.0%	1.5%
23 Feb 2023	$0.23	3.0 years	$5.72	64.5%	0.0%	3.6%
ADVISOR
21 Aug 2021	$0.62	2.86 years	$5.72	66.6%	0.0%	0.5%
21 Aug 2021	$0.01	2.86 years	$5.72	66.6%	0.0%	0.5%
21 Aug 2022	$0.01	4.90 years	$10.80	65.4%	0.0%	3.0%

Note 22. Share-based payments - continued

REACH
13 Feb 2023	$5.72	3.30 years	$5.72	65.4%	0.0%	3.5%
9 June 2023	$6.73	3.15 years	$6.12	60.1%	0.0%	3.8%

RSUs
10 Oct 2023	-	3 years	$7.64	N/A	0%	N/A
1 Mar 2024	-	3 years	$7.52	N/A	0%	N/A

Warrants
27 March 2024 Over allotment	US$6.25	5 years	$5.00	62.9%	0%	3.7%
27 March 2024	$5.00	0.12 years	$5.00	46%	0%	3.7%